Share Based Compensation Plan (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Plan (Textual)
Compensation cost charged against income for both the 1997 and 2008	$ 0.05	$ 0.09
Option awards vesting period	3 years
Total income tax benefit recognized in income statement for share-based compensation arrangements	0.02	0.02
Options granted
1997 Stock Option Plan [Member]
Share Based Compensation Plan (Textual)
Expiration date of stock option plan	Mar. 12, 2007
2008 Stock Incentive Plan [Member]
Share Based Compensation Plan (Textual)
Maximum common shares granted for incentive stock options, nonqualified stock options, stock appreciation rights ("SARs"), and restricted stock	250,000
Total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under plan	$ 0.10
Unrecognized compensation cost expected to recognized over weighted-average period	1 year 14 days
Option awards vesting period	5 years
Option awards contractual terms	10 years